Sources of finance - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 GBP (£)	Dec. 31, 2014 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Total equity			£ 9,962.0			£ 9,767.6		£ 8,015.8	£ 7,826.8
Total committed facilities available			7,711.7
Undrawn committted credit facility			1,163.8			2,122.3
Borrowings			6,481.3			6,033.1
Issued capital and share premium [member]
Disclosure of detailed information about financial instruments [line items]
Total equity			701.8			£ 695.4		£ 668.2
US$ bonds due November 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available			£ 600.7	$ 812
Bonds interest rate		4.75%	4.75%	4.75%	4.75%
US$ bonds due September 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available			£ 369.7	$ 500
Bonds interest rate		3.625%	3.625%	3.625%	3.625%
US$ bonds due September 2024 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available			£ 554.6	$ 750
Bonds interest rate		3.75%	3.75%	3.75%	3.75%
US$ bonds maturing September 2042 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available			£ 221.8	$ 300
Bonds interest rate		5.125%	5.125%	5.125%	5.125%
US$ bonds due November 2043 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available			£ 369.7	$ 500
Bonds interest rate		5.625%	5.625%	5.625%	5.625%
Eurobonds (3m EURIBOR + 0.32%) due May 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available		€ 250	£ 222.2
Floating basis		3m EURIBOR
Adjustment to floating basis		0.32%	0.32%	0.32%	0.32%
Euro bonds due March 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available		€ 252	£ 224.0
Bonds interest rate		0.43%	0.43%	0.43%	0.43%
Euro bonds due November 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available		€ 600	£ 533.3
Bonds interest rate		0.75%	0.75%	0.75%	0.75%
Euro bonds due November 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available		€ 750	£ 666.7
Bonds interest rate		3.00%	3.00%	3.00%	3.00%
Euro bonds due September 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available		€ 750	£ 666.7
Bonds interest rate		2.25%	2.25%	2.25%	2.25%
Euro bonds due March 2030 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available		€ 600	£ 533.3
Bonds interest rate		1.625%	1.625%	1.625%	1.625%
Sterling bonds due November 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available			£ 200.0
Bonds interest rate		6.375%	6.375%	6.375%	6.375%
Sterling bonds due September 2046 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available			£ 400.0
Bonds interest rate		2.875%	2.875%	2.875%	2.875%
US revolving credit facilities [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available			£ 1,848.6	$ 2,500
Borrowings averaged equivalent | $				$ 715
US revolving credit facilities [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Bonds interest rate		0.78%	0.78%	0.78%	0.78%	0.82%	0.82%
Borrowings | $				$ 715			$ 109
Australian New Zealand revolving credit facilities [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available | $					$ 520
Borrowings averaged equivalent | $					$ 412
US commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings | $				$ 1,069
US commercial paper [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Bonds interest rate		1.47%	1.47%	1.47%	1.47%	0.75%	0.75%
Borrowings | $				$ 860			$ 293
Eurobonds Due March 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available | €	€ 500
Bonds interest rate	1.375%
Eurobonds Due March 2022 [Member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available | €	€ 250
Bonds interest rate	0.45%
Floating basis	3m EURIBOR